SCHEDULE OF ASSUMPTIONS TO ESTIMATE FAIR VALUE (Details)	Jun. 25, 2025	Apr. 02, 2024
Defined Benefit Plan Disclosure [Line Items]
Time to expiration	1 year 9 months 3 days	1 year 10 months 28 days
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Risk Free Interest Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Founder shares measurement input	3.8	4.7
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Price Volatility [Member]
Defined Benefit Plan Disclosure [Line Items]
Founder shares measurement input	4.1	5.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Expected Dividend Rate [Member]
Defined Benefit Plan Disclosure [Line Items]
Founder shares measurement input	0.0	0.0
Fair Value, Inputs, Level 3 [Member] | Measurement Input, Probability of Completion of Business Combination [Member]
Defined Benefit Plan Disclosure [Line Items]
Founder shares measurement input	11.8	13.4